Acquisition - Additional Information (Details) - Dutch DNA Biotech B.V. [Member] - USD ($) $ in Millions	3 Months Ended
	Dec. 31, 2021	Jul. 01, 2021
Business Acquisition [Line Items]
Percentage of voting interests acquired		100.00%
Deferred income tax net [Member]
Business Acquisition [Line Items]
Decrease in legal accrual, measurement period adjustment	$ 5.0
Goodwill purchase accounting adjustments	$ 19.5